Schedule of Balance Sheet Information Related to Operating Leases (Details)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Weighted-average remaining lease term (year)	4 years 2 months 4 days	4 years 11 months 23 days	9 months 18 days
Weighted-average discount rate - operating leases	10.48%	10.46%	10.00%